Costs and expenses by nature (Tables)	6 Months Ended
Jun. 30, 2024
Costs And Expenses By Nature
Schedule of cost of goods sold, and services rendered

	Three-month period ended June 30,		Six-month period ended June 30,
	2024	2023	2024	2023
Services	(1,200)	(994)	(2,231)	(1,793)
Freight	(1,184)	(999)	(2,122)	(1,681)
Depreciation, depletion and amortization	(763)	(737)	(1,441)	(1,350)
Materials	(720)	(716)	(1,361)	(1,307)
Personnel	(683)	(717)	(1,236)	(1,405)
Acquisition of products	(496)	(547)	(870)	(1,082)
Fuel, oil and gas	(363)	(425)	(732)	(810)
Royalties	(347)	(320)	(636)	(552)
Energy	(157)	(185)	(326)	(352)
Others	(436)	(300)	(761)	(557)
Total	(6,349)	(5,940)	(11,716)	(10,889)

Schedule of selling and administrative expenses

	Three-month period ended June 30,		Six-month period ended June 30,
	2024	2023	2024	2023
Personnel	(52)	(63)	(119)	(119)
Services	(45)	(36)	(79)	(68)
Depreciation and amortization	(9)	(14)	(19)	(25)

Other	(31)	(26)	(60)	(45)
Total	(137)	(139)	(277)	(257)

Schedule of other operating revenues (expenses), net

		Three-month period ended June 30,		Six-month period ended June 30,
	Notes	2024	2023	2024	2023
Expenses related to Brumadinho event	23	(69)	(271)	(171)	(382)
Provision for litigations	26(a)	(54)	(52)	(104)	(83)
Profit sharing program		(40)	(32)	(125)	(87)
Impairment and results on disposal of non-current assets, net (i)	15(a)	1,010	(66)	1,004	(70)
Other		(126)	(33)	(139)	(55)
Total		721	(454)	465	(677)

(i) In the three-month period ended June 30, 2024, includes the gain from the divestment in PT Vale Indonesia Tbk in the amount of US$1,059 (note 15a) and net losses on disposal of property, plant and equipment and intangible assets in the amount of US$49 (notes 16 and 17).